Capital Group Ultra Short Income ETF
Investment portfolio
September 30, 2025
unaudited

Bonds, notes & other debt instruments 76.86% Corporate bonds, notes & loans 49.93% Financials 26.04%	Principal amount (000)	Value (000)
Aon Global, Ltd. 3.875% 12/15/2025	USD654	$653
Arthur J. Gallagher & Co. 4.60% 12/15/2027	874	883
Bank of America Corp. 1.658% 3/11/2027 (USD-SOFR + 0.91% on 3/11/2026) (a)	1,700	1,681
Bank of Montreal 4.588% 12/11/2026 (USD-SOFR + 0.429% on 12/11/2025) (a)	300	300
Bank of Montreal (USD-SOFR Index + 0.75% on 9/22/2027) 4.06% 9/22/2028 (a)	300	300
Bank of Nova Scotia (The) 4.043% 9/15/2028 (USD-SOFR + 0.76% on 9/15/2027) (a)	500	499
Barclays PLC 5.20% 5/12/2026	700	703
Brown & Brown, Inc. 4.60% 12/23/2026	850	855
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026) (a)	1,422	1,426
Capital One Financial Corp. 3.75% 7/28/2026	350	349
Charles Schwab Corp. (The) 3.45% 2/13/2026	125	125
Charles Schwab Corp. (The) 5.875% 8/24/2026	150	152
Citibank, NA 4.576% 5/29/2027	250	252
Citigroup, Inc. 4.60% 3/9/2026	1,500	1,502
Citigroup, Inc. 4.643% 5/7/2028 (USD-SOFR + 1.143% on 5/7/2027) (a)	500	504
Deutsche Bank AG 4.10% 1/13/2026	700	699
Deutsche Bank AG 4.10% 1/13/2026	100	100
Fifth Third Bank, National Association 3.85% 3/15/2026	1,900	1,897
Goldman Sachs Group, Inc. 1.093% 12/9/2026 (USD-SOFR + 0.789% on 12/9/2025) (a)	1,350	1,342
Goldman Sachs Group, Inc. 4.387% 6/15/2027 (USD-SOFR + 1.51% on 6/15/2026) (a)	679	680
HSBC Holdings PLC 4.30% 3/8/2026	300	300
HSBC Holdings PLC 4.899% 3/3/2029 (USD-SOFR + 1.03% on 3/3/2028) (a)	450	457
JPMorgan Chase & Co. 3.30% 4/1/2026	200	199
JPMorgan Chase & Co. 1.045% 11/19/2026 (USD-SOFR + 0.80% on 11/19/2025) (a)	450	448
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026) (a)	750	739
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (a)	500	504
Lloyds Banking Group PLC 4.582% 12/10/2025	500	500
Lloyds Banking Group PLC 4.65% 3/24/2026	500	500
Met Tower Global Funding 4.80% 1/14/2028 (b)	300	305
MetLife, Inc. 3.60% 11/13/2025	50	50
Morgan Stanley 3.875% 1/27/2026	250	250
Morgan Stanley 4.35% 9/8/2026	200	200
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025) (a)	1,300	1,292
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026) (a)	400	394
NatWest Group PLC 1.642% 6/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026) (a)	100	98
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (a)	430	431
PNC Financial Services Group, Inc. 1.15% 8/13/2026	200	195
Royal Bank of Canada 4.65% 1/27/2026	425	425
State Street Corp. 4.543% 4/24/2028 (USD-SOFR + 0.95% on 4/24/2027) (a)	554	559
Toronto-Dominion Bank (The) 0.75% 1/6/2026	300	297
Toronto-Dominion Bank (The) 4.568% 12/17/2026	850	855
Truist Bank 3.30% 5/15/2026	600	597
U.S. Bancorp 3.10% 4/27/2026	1,350	1,343
U.S. Bancorp 5.727% 10/21/2026 (USD-SOFR + 1.43% on 10/21/2025) (a)	250	250
Capital Group Ultra Short Income ETF — Page 1 of 9

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 3.00% 4/22/2026	USD300	$298
Wells Fargo & Co. 4.10% 6/3/2026	995	994
Wells Fargo & Co. 3.196% 6/17/2027 (3-month USD CME Term SOFR + 1.432% on 6/17/2026) (a)	256	254
		27,636
Consumer discretionary 3.84%
Ford Motor Credit Co., LLC 3.375% 11/13/2025	750	749
Ford Motor Credit Co., LLC 4.389% 1/8/2026	250	250
Ford Motor Credit Co., LLC 6.95% 3/6/2026	550	554
Ford Motor Credit Co., LLC 6.95% 6/10/2026	600	608
Ford Motor Credit Co., LLC 2.70% 8/10/2026	250	246
General Motors Financial Co., Inc. 6.05% 10/10/2025	700	700
General Motors Financial Co., Inc. 5.25% 3/1/2026	500	501
Hyundai Capital America 4.30% 9/24/2027 (b)	200	200
Hyundai Capital America 4.875% 11/1/2027 (b)	100	101
Hyundai Capital America 4.25% 9/18/2028 (b)	167	167
		4,076
Utilities 3.82%
CMS Energy Corp. 3.00% 5/15/2026	1,000	992
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	275	278
Pacific Gas and Electric Co. 3.15% 1/1/2026	750	748
Pacific Gas and Electric Co. 2.95% 3/1/2026	550	546
Southern California Edison Co. 1.20% 2/1/2026	950	939
Southern California Edison Co. 4.90% 6/1/2026	150	151
Southern Co. (The) 3.25% 7/1/2026	250	248
Southern Power Co. 4.15% 12/1/2025	150	150
		4,052
Health care 3.76%
AstraZeneca PLC 0.70% 4/8/2026	500	492
CVS Health Corp. 5.00% 2/20/2026	760	761
CVS Health Corp. 2.875% 6/1/2026	250	248
Elevance Health, Inc. 4.50% 10/30/2026	200	201
HCA, Inc. 5.25% 6/15/2026	250	250
HCA, Inc. 5.00% 3/1/2028	300	306
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	750	737
UnitedHealth Group, Inc. 5.15% 10/15/2025	51	51
UnitedHealth Group, Inc. 3.70% 12/15/2025	150	150
UnitedHealth Group, Inc. 1.25% 1/15/2026	200	198
Utah Acquisition Sub, Inc. 3.95% 6/15/2026	600	597
		3,991
Industrials 2.66%
BAE Systems Holdings, Inc. 3.85% 12/15/2025 (b)	850	849
Boeing Co. (The) 2.75% 2/1/2026	1,254	1,247
Boeing Co. (The) 3.10% 5/1/2026	500	497
Burlington Northern Santa Fe, LLC 7.00% 12/15/2025	100	101
SkyMiles IP, Ltd. 4.50% 10/20/2025 (b)	81	81
Union Pacific Corp. 4.75% 2/21/2026	50	50
		2,825
Capital Group Ultra Short Income ETF — Page 2 of 9

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy 2.58%	Principal amount (000)	Value (000)
Energy Transfer, LP 4.75% 1/15/2026	USD300	$300
Occidental Petroleum Corp. 5.00% 8/1/2027	469	475
Petroleos Mexicanos 6.875% 10/16/2025	1,252	1,251
Petroleos Mexicanos 6.875% 8/4/2026	500	507
Repsol E&P Capital Markets US, LLC 4.805% 9/16/2028 (b)	200	201
		2,734
Consumer staples 2.56%
Altria Group, Inc. 4.40% 2/14/2026	200	200
BAT International Finance PLC 1.668% 3/25/2026	676	668
Conagra Brands, Inc. 4.60% 11/1/2025	350	350
Mars, Inc. 4.45% 3/1/2027 (b)	500	504
Philip Morris International, Inc. 0.875% 5/1/2026	200	196
Philip Morris International, Inc. 4.375% 11/1/2027	200	202
Philip Morris International, Inc. 4.125% 4/28/2028	600	601
		2,721
Information technology 1.34%
Broadcom, Inc. 4.15% 2/15/2028	300	301
Microchip Technology, Inc. 4.90% 3/15/2028	399	405
Oracle Corp. 4.80% 8/3/2028	208	212
Synopsys, Inc. 4.55% 4/1/2027	500	503
		1,421
Real estate 1.26%
Boston Properties, LP 2.75% 10/1/2026	675	664
COPT Defense Properties, LP 2.25% 3/15/2026	600	594
Public Storage Operating Co. 0.875% 2/15/2026	75	74
		1,332
Communication services 1.17%
CCO Holdings, LLC 5.50% 5/1/2026 (b)	250	250
T-Mobile USA, Inc. 2.25% 2/15/2026	1,001	993
		1,243
Materials 0.90%
DuPont de Nemours, Inc. 4.493% 11/15/2025	150	150
LYB International Finance III, LLC 1.25% 10/1/2025	600	600
Rio Tinto Finance (USA) PLC 4.375% 3/12/2027	200	201
		951
Total corporate bonds, notes & loans		52,982
Asset-backed obligations 21.83% Auto loan 9.89%
American Credit Acceptance Receivables Trust, Series 2025-2, Class A, 4.81% 9/12/2028 (b)(c)	207	207
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (b)(c)	472	473
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (b)(c)	500	497
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class C, 6.24% 4/20/2027 (b)(c)	100	100
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (b)(c)	500	504
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027 (b)	250	253
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028 (b)(c)	500	508
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029 (c)	290	292
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (c)	104	102
Capital Group Ultra Short Income ETF — Page 3 of 9

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63% 5/10/2030 (b)(c)	USD250	$253
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (b)(c)	244	245
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (b)(c)	37	37
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030 (b)(c)	600	610
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (b)(c)	89	89
Enterprise Fleet Financing, LLC, Series 2022-1, Class A3, 3.27% 1/20/2028 (b)(c)	141	141
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (c)	40	40
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029 (b)	525	530
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (c)	378	384
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (b)(c)	200	200
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (b)(c)	900	910
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (b)(c)	36	36
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (b)(c)	560	544
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027 (b)(c)	150	151
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (b)(c)	512	522
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (b)(c)	100	101
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (b)(c)	300	302
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12% 9/15/2028 (b)(c)	198	198
Prestige Auto Receivables Trust, Series 2024-2, Class A2, 4.72% 2/15/2028 (b)(c)	18	18
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029 (c)	260	264
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (b)(c)	154	155
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (b)(c)	277	279
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63% 7/20/2027 (b)(c)	70	71
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (b)(c)(d)	410	302
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (b)(c)	268	268
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (b)(c)	93	93
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (b)(c)	680	684
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (b)(c)	56	57
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (b)(c)	75	75
		10,495
Other asset-backed securities 9.11%
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031 (b)(c)	53	53
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (b)(c)	331	334
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (b)(c)	44	44
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (b)(c)	500	502
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (b)(c)	84	84
Affirm, Inc., Series 2025-X1, Class A, 5.08% 4/15/2030 (b)(c)	126	126
Auxilior Term Funding, LLC, Series 2023-1A, Class A3, 5.70% 2/15/2030 (b)(c)	150	153
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (b)(c)	255	260
AXIS Equipment Finance Receivables, LLC, Series 2022-2A, Class B, 5.65% 10/20/2028 (b)(c)	400	403
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (b)(c)	123	124
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (b)(c)	469	448
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (b)(c)	145	147
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (b)(c)	61	61
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (b)(c)	50	46
Frontier Issuer, LLC, Series 2023-1, Class A2, 6.60% 8/20/2053 (b)(c)	200	203
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-1, Class A3, 4.98% 1/18/2028 (b)(c)	830	839
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031 (b)(c)	370	375
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (b)(c)	92	93
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (b)(c)	412	416
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (b)(c)	449	451
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (b)(c)	127	128
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (b)(c)	400	401
Capital Group Ultra Short Income ETF — Page 4 of 9

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (b)(c)	USD55	$55
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (b)(c)	580	584
Post Road Equipment Finance, Series 2024-1, Class C, 5.81% 10/15/2030 (b)(c)	500	508
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (b)(c)	77	78
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030	1,000	1,017
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (b)(c)	404	384
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (b)(c)	403	384
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 4/20/2046 (b)(c)	65	60
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (b)(c)	192	193
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (b)(c)	250	250
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (b)(c)	100	101
Verizon Master Trust, Series 2025-3, Class A1A, 4.51% 3/20/2030 (5.26% on 11/20/2027) (a)(c)	76	77
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (b)(c)	96	97
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (b)(c)	83	83
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (b)(c)	100	100
		9,662
Credit card 1.69%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (b)(c)	200	201
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (b)	221	222
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030	1,145	1,170
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (b)(c)	100	101
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (b)(c)	100	100
		1,794
Collateralized loan obligations 1.00%
Apex Credit CLO, LLC, Series 2021-2A, Class A1AR, (3-month USD CME Term SOFR + 1.18%) 5.412% 10/20/2034 (b)(c)(e)	312	313
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.679% 1/15/2031 (b)(e)	310	310
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 5.358% 4/15/2032 (b)(c)(e)	187	187
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 5.309% 4/25/2033 (b)(c)(e)	250	251
		1,061
Commercial mortgage-backed securities 0.14%
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052 (b)(c)	150	150
Total asset-backed obligations		23,162
Mortgage-backed obligations 5.10% Collateralized mortgage-backed obligations (privately originated) 2.84%
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (a)(b)(c)	67	68
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A, 3.00% 5/25/2034 (b)(c)(e)	86	85
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (b)(c)(e)	58	58
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (a)(b)(c)	63	64
COLT Funding, LLC, Series 2023-4, Class A1, 7.163% 10/25/2068 (8.163% on 10/1/2027) (a)(b)(c)	473	481
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.456% 2/25/2044 (b)(c)(e)	210	210
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.356% 2/25/2045 (b)(c)(e)	10	10
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.506% 2/25/2045 (b)(c)(e)	159	159
Capital Group Ultra Short Income ETF — Page 5 of 9

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)		Principal amount (000)	Value (000)
Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034 (b)(c)(e)		USD143	$142
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 5.656% 2/25/2042 (b)(c)(e)		80	79
Home Partners of America Trust, Series 2021-2, Class C, 2.402% 12/17/2026 (b)(c)		144	140
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(b)(c)		99	100
Onslow Bay Financial, LLC, Series 2023-NQM10, Class A1, 6.465% 10/25/2063 (7.465% on 11/1/2027) (a)(b)(c)		122	123
Towd Point Mortgage Trust, Series 2015-5, Class M2, 3.50% 5/25/2055 (b)(c)(e)		47	47
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (b)(c)(e)		174	171
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057 (b)(c)(e)		379	374
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (b)(c)(e)		107	106
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.423% 11/25/2060 (b)(e)		206	201
Tricorn American Homes, Series 2020-SFR1, Class B, 2.049% 7/17/2038 (b)(c)		200	196
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (a)(b)(c)		98	99
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(b)(c)		99	100
			3,013
Commercial mortgage-backed securities 2.26%
AMSR Trust, Series 2021-SFR3, Class B, 1.726% 10/17/2038 (b)(c)		100	97
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050		400	396
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.164% 10/15/2036 (b)(c)(e)		200	200
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.14% 1/17/2039 (b)(c)(e)		130	130
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (c)		19	18
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (c)		10	10
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037 (b)(c)		167	167
FirstKey Homes Trust, Series 20-SFR2, Class C, 1.667% 10/19/2037 (b)(c)		200	199
GS Mortgage Securities Trust, Series 2017-GS5, Class A4, 3.674% 3/10/2050 (c)		202	199
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (c)		23	23
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (c)		15	15
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (c)		475	465
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3, 3.374% 12/15/2059 (c)		485	480
			2,399
Total mortgage-backed obligations			5,412
Total bonds, notes & other debt instruments (cost: $81,349,000)			81,556
Short-term securities 22.97% Commercial paper 22.97%	Weighted average yield at acquisition
Atlantic Asset Securitization, LLC 12/3/2025 (b)	4.240%	500	496
Australia & New Zealand Banking Group, Ltd. 11/18/2025 (b)	4.320	1,200	1,193
Automatic Data Processing, Inc. 10/1/2025 (b)	4.179	1,500	1,500
Cabot Trail Funding, LLC. 10/14/2025 (b)	4.049	536	535
Cabot Trail Funding, LLC. 12/19/2025 (b)	4.494	1,100	1,090
Caisse d’Amortissement de la Dette Sociale 11/3/2025 (b)	4.414	1,800	1,793
Caisse d’Amortissement de la Dette Sociale 12/5/2025 (b)	4.174	600	596
Canadian Imperial Bank of Commerce 10/1/2025 (b)	4.179	1,450	1,450
DBS Bank, Ltd. 11/17/2025 (b)	4.047	1,500	1,492
DBS Bank, Ltd. 1/22/2026 (b)	4.054	600	592
Gotham Funding Corp. 10/10/2025 (b)	4.445	1,000	999
Gotham Funding Corp. 11/7/2025 (b)	4.135	1,500	1,494
ING (U.S.) Funding, LLC 10/7/2025 (b)	4.330	800	799
Komatsu Finance America, Inc. 11/14/2025 (b)	4.463	800	796
Liberty Street Funding Corp. 10/22/2025 (b)	4.441	1,500	1,496
Capital Group Ultra Short Income ETF — Page 6 of 9

unaudited
Short-term securities (continued) Commercial paper (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Manhattan Asset Funding Company, LLC 11/4/2025 (b)	4.189%	USD1,000	$996
Manhattan Asset Funding Company, LLC 11/14/2025 (b)	4.471	800	796
Manhattan Asset Funding Company, LLC 2/9/2026 (b)	4.095	700	690
Mizuho Bank, Ltd. 10/1/2025 (b)	4.404	600	600
Mizuho Bank, Ltd. 11/18/2025 (b)	4.192	1,000	994
Nestle Finance International, Ltd. 10/22/2025 (b)	4.336	900	898
Sumitomo Mitsui Trust Bank, Ltd. 11/7/2025 (b)	4.403	1,600	1,593
Toyota Credit de Puerto Rico Corp. 12/8/2025	4.124	1,500	1,488
			24,376
Total short-term securities (cost: $24,376,000)			24,376
Total investment securities 99.83% (cost $105,725,000)			105,932
Other assets less liabilities 0.17%			184
Net assets 100.00%			$106,116
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.3515%	Annual	10/1/2027	USD13,700	$11	$—	$11
3.423%	Annual	SOFR	Annual	10/14/2027	8,530	8	—	8
						$19	$—	$19

(a)	Step bond; coupon rate may change at a later date.
(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $49,168,000, which represented 46.33% of the net assets of the fund.

(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)	Scheduled interest and/or principal payment was not received.
(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital Group Ultra Short Income ETF — Page 7 of 9

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of futures contracts while held was $3,218,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps while held was $22,230,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group Ultra Short Income ETF — Page 8 of 9

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of September 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$52,982	$—	$52,982
Asset-backed obligations	—	23,162	—	23,162
Mortgage-backed obligations	—	5,412	—	5,412
Short-term securities	—	24,376	—	24,376
Total	$—	$105,932	$—	$105,932

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on centrally cleared interest rate swaps	$—	$19	$—	$19
Total	$—	$19	$—	$19

*	Interest rate swaps are not included in the investment portfolio.

Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
ETGEFP3-320-1125
Capital Group Ultra Short Income ETF — Page 9 of 9